Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

September 12, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Nuveen Select Quality Municipal Fund, Inc. (File Nos. 333-180672 and 811-06240)

Dear Sir or Madam:

On behalf of our client, Nuveen Select Quality Municipal Fund, Inc. (the “Fund”), we are filing this pre-effective amendment on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940 (the “1940 Act”). The purpose of this filing is to respond to staff comments on the Fund’s previous pre-effective amendment filing, update financial information and to make other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions regarding this filing, please contact me at (202) 373-6725.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman